As filed with the U.S. Securities and Exchange Commission on April 6, 2018

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 47	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50
(Check appropriate box or boxes)

Legg Mason ETF Investment Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason ETF Investment Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Dianne E. O’Donnell, Esq.

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, New York 10019

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 6, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

Part A – Prospectus and Part B – Statement of Additional Information of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF are incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on May 12, 2017 (Accession No. 0001193125-17-168323). Part C of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on July 25, 2017 (Accession No. 0001193125-17-234553).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 6th day of April, 2018.

LEGG MASON ETF INVESTMENT TRUST, on behalf of Legg Mason Capital Preservation Solution ETF, Legg Mason Income Solution ETF, Legg Mason Conservative Growth Solution ETF, Legg Mason Moderate Growth Solution ETF and Legg Mason High Growth Solution ETF.

By:	/s/ Jane Trust
Jane Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on April 6, 2018.

Signature	Title

/s/ Jane Trust	President, Chief Executive Officer and Trustee
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane Trust
Jane Trust, as Agent